Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Changes in the Right-of-Use Assets	Set forth below are the changes in the right-of-use assets attributed to vehicles:
Vehicles
Cost
As of January 1, 2022	189
Additions	113
As of December 31, 2022	302
Additions	39
Derecognitions	(111)
As of December 31, 2023	230

Accumulated depreciation
As of January 1, 2022	120
Additions	50
As of December 31, 2022	170
Additions	76
Derecognitions	(111)
As of December 31, 2023	135

Amortized cost
As of December 31, 2023	95

As of December 31, 2022	132

Schedule of Lease liabilities	Lease liabilities
	December 31
	2023	2022
Composition:

Lease liabilities in respect of lease of vehicles	93	128
Less current maturities	60	60
	33	68

Schedule of Lease Liabilities Subsequent	The contractual repayment dates of the lease liabilities subsequent December 31, 2023:
First year - current maturities	60
Second year	32
Third year	1
93

Schedule of Lease Transactions	Additional details regarding lease transactions
	For the year ended December 31,
	2023	2022

Finance expenses for lease liabilities	12	10

Expenses short-term leases (*)	116	101

Cash flow used in lease transactions	81	59
(*)	The Company has expenses in respect of the lease of offices for a period shorter than 12 months. The Company applied to this lease the exemption made available in the standard and recognized the lease costs on a straight-line basis over the lease term.